As filed with the Securities and Exchange Commission on May 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Jeffery S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

MARCH 31, 2012

Schedule of Investments Balanced Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (59.6%)

Aerospace & Defense (1.7%)
2,000	BE Aerospace	92,940	*
1,362	HEICO Corp.	70,266
600	Precision Castparts	103,740
		266,946
Auto Components (1.1%)
1,050	BorgWarner, Inc.	88,557	*
3,800	Gentex Corp.	93,100
		181,657
Beverages (0.3%)
800	Beam Inc.	46,856

Biotechnology (1.8%)
2,000	Alexion Pharmaceuticals	185,720	*
800	Cepheid, Inc.	33,464	*
1,500	Cubist Pharmaceuticals	64,875	*
		284,059
Building Products (0.3%)
2,100	Fortune Brands Home & Security	46,347	*

Capital Markets (1.0%)
1,000	Affiliated Managers Group	111,810	*
1,450	Raymond James Financial	52,969
		164,779
Chemicals (1.8%)
1,700	Airgas, Inc.	151,249
1,450	Ashland Inc.	88,537
800	Sigma-Aldrich	58,448
		298,234
Commercial Services & Supplies (1.0%)
2,000	Stericycle, Inc.	167,280	*

Communications Equipment (1.2%)
850	F5 Networks	114,716	*
2,100	Finisar Corp.	42,315	*
2,100	JDS Uniphase	30,429	*
		187,460
Containers & Packaging (0.2%)
400	Rock-Tenn Class A	27,024

Diversified Financial Services (0.7%)
800	IntercontinentalExchange Inc.	109,936	*

Electrical Equipment (2.4%)
3,000	AMETEK, Inc.	145,530
1,450	Roper Industries	143,782
2,750	Sensata Technologies Holding	92,070	*
		381,382
Electronic Equipment, Instruments & Components (1.5%)
1,700	National Instruments	48,484
3,000	Trimble Navigation	163,260	*
1,050	Universal Display	38,357	*
		250,101
Energy Equipment & Services (2.2%)
800	Cameron International	42,264	*
400	CARBO Ceramics	42,180
800	Core Laboratories	105,256
800	Oceaneering International	43,112
1,500	Oil States International	117,090	*
		349,902
Food & Staples Retailing (0.9%)
800	PriceSmart, Inc.	58,248
1,150	Whole Foods Market	95,680
		153,928
Food Products (0.7%)
1,400	Mead Johnson Nutrition	115,472

Health Care Equipment & Supplies (2.5%)
1,050	Edwards Lifesciences	76,367	*
250	Intuitive Surgical	135,437	*
1,700	Masimo Corp.	39,746	*
3,400	NxStage Medical	65,518	*
2,950	Volcano Corp.	83,632	*
		400,700
Health Care Providers & Services (2.0%)
1,850	Catalyst Health Solutions	117,900	*
900	DaVita, Inc.	81,153	*
4,000	HMS Holdings	124,840	*
		323,893
Health Care Technology (1.5%)
2,000	Cerner Corp.	152,320	*
1,150	SXC Health Solutions	86,204	*
		238,524
Hotels, Restaurants & Leisure (1.4%)
2,500	Arcos Dorados Holdings Class A	45,225
300	Chipotle Mexican Grill	125,400	*
1,000	Starwood Hotels & Resorts Worldwide	56,410
		227,035
Household Products (0.6%)
2,100	Church & Dwight	103,299

Internet Software & Services (1.1%)
1,100	Liquidity Services	49,280	*
2,350	Rackspace Hosting	135,807	*
		185,087
IT Services (2.0%)
400	Alliance Data Systems	50,384	*
1,450	Cognizant Technology Solutions Class A	111,577	*
3,000	VeriFone Systems	155,610	*
		317,571
Life Science Tools & Services (0.4%)
650	Waters Corp.	60,229	*

Machinery (2.4%)
800	Cummins Inc.	96,032

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Balanced Portfolio cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

3,400	Donaldson Co.	121,482
750	Joy Global	55,125
1,850	Pall Corp.	110,315
		382,954
Media (0.9%)
1,700	AMC Networks Class A	75,871	*
1,300	Discovery Communications Class A	65,780	*
		141,651
Multiline Retail (1.5%)
2,000	Dollar Tree	188,980	*
1,000	Nordstrom, Inc.	55,720
		244,700
Oil, Gas & Consumable Fuels (2.6%)
2,750	Cabot Oil & Gas	85,717
1,450	Concho Resources	148,016	*
3,800	Denbury Resources	69,274	*
1,050	Oasis Petroleum	32,372	*
1,250	SM Energy	88,462
		423,841
Pharmaceuticals (1.4%)
1,300	Medicis Pharmaceutical Class A	48,867
1,050	Perrigo Co.	108,476
1,300	Salix Pharmaceuticals	68,250	*
		225,593
Professional Services (1.1%)
500	Advisory Board	44,310	*
3,000	Verisk Analytics Class A	140,910	*
		185,220
Real Estate Management & Development (0.7%)
1,300	Jones Lang LaSalle	108,303

Road & Rail (0.7%)
2,000	J.B. Hunt Transport Services	108,740

Semiconductors & Semiconductor Equipment (2.3%)
2,000	Altera Corp.	79,640
3,800	Avago Technologies	148,086
2,750	Cavium Inc.	85,085	*
1,450	Microchip Technology	53,940
		366,751
Software (5.9%)
2,000	ANSYS, Inc.	130,040	*
1,600	Ariba Inc.	52,336	*
1,850	Check Point Software Technologies	118,104	*
1,500	Citrix Systems	118,365	*
1,900	Informatica Corp.	100,510	*
1,850	MICROS Systems	102,286	*
3,000	QLIK Technologies	96,000	*
1,300	Red Hat	77,857	*
700	Salesforce.com, Inc.	108,157	*
1,000	Solera Holdings	45,890
		949,545
Specialty Retail (4.9%)
2,000	Bed Bath & Beyond	131,540	*
2,400	Dick's Sporting Goods	115,392
1,300	DSW Inc. Class A	71,201
1,500	O'Reilly Automotive	137,025	*
3,000	Ross Stores	174,300
1,150	Tractor Supply	104,144
1,700	Urban Outfitters	49,487	*
		783,089
Textiles, Apparel & Luxury Goods (1.4%)
1,450	Coach, Inc.	112,056
1,300	PVH Corp.	116,129
		228,185
Trading Companies & Distributors (1.9%)
3,700	Fastenal Co.	200,170
1,200	MSC Industrial Direct Class A	99,936
		300,106
Wireless Telecommunication Services (1.6%)
1,850	Crown Castle International	98,679	*
3,250	SBA Communications Class A	165,133	*
		263,812
Total Common Stocks (Cost $6,174,264)		9,600,191

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Balanced Portfolio cont'd
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (13.2%)
1,000,000	U.S. Treasury Notes, 0.25%, due 2/28/14	998,516
90,000	U.S. Treasury Notes, 0.38%, due 8/31/12	90,081
990,000	U.S. Treasury Notes, 2.13%, due 11/30/14	1,032,925
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $2,123,243)	2,121,522

Mortgage-Backed Securities (9.4%)

Adjustable Alt-B Mixed Balance (0.4%)
76,206	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.74%, due 7/25/35	60,960	µ

Adjustable Jumbo Balance (0.8%)
183,705	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 3.10%, due 4/19/36	128,391	µ

Adjustable Mixed Balance (1.9%)
180,474	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.99%, due 5/25/34	156,957	µ
187,056	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.62%, due 11/25/35	149,000	µ
10,492	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.37%, due 6/19/34	8,534	µ
		314,491
Commercial Mortgage-Backed (3.8%)
118,945	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	121,821
50,000	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.92%, due 3/15/49	52,713	µ
15,402	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.54%, due 1/15/46	15,843	µ
97,896	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	98,746	ñ
60,938	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	62,360	ñ
101,954	Morgan Stanley Capital I, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	104,362
85,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.46%, due 12/15/44	85,886	µ
60,982	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	62,292	ñ
		604,023
Mortgage-Backed Non-Agency (0.8%)
84,809	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	87,415	ñ
42,862	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	45,973	ñ
		133,388
Fannie Mae (0.9%)
131,840	Pass-Through Certificates, 4.50%, due 4/1/39	140,267

Freddie Mac (0.8%)
121,395	Pass-Through Certificates, 4.50%, due 11/1/39	128,794
	Total Mortgage-Backed Securities (Cost $1,644,095)	1,510,314

Corporate Debt Securities (11.7%)

Banks (2.8%)
75,000	Bank of America Corp., Senior Unsecured Notes, 6.25%, due 4/15/12	75,142
90,000	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	89,984
155,000	JPMorgan Chase & Co., Unsecured Medium-Term Notes, 1.88%, due 3/20/15	155,396

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Balanced Portfolio cont’d
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

125,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	126,393
		446,915
Beverages (0.5%)
75,000	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	80,176

Diversified Financial Services (2.7%)
85,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	89,385
45,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.65%, due 4/1/14	45,855
45,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	45,368
35,000	ERAC USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	35,225	ñ
145,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 5.00%, due 4/10/12	145,103
80,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	79,986
		440,922
Food (0.2%)
31,000	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	31,267

Insurance (0.3%)
50,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	50,782

Iron - Steel (0.1%)
20,000	ArcelorMittal, Senior Unsecured Notes, 3.75%, due 2/25/15	20,325

Media (1.8%)
95,000	DIRECTTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	103,259
90,000	NBC Universal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	91,909
25,000	Time Warner Cable, Inc., Guaranteed Notes, 3.50%, due 2/1/15	26,480
75,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	75,857
		297,505
Mining (0.3%)
25,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	25,173
30,000	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes, 1.40%, due 2/13/15	29,886
		55,059
Office-Business Equipment (0.4%)
60,000	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	60,306

Oil & Gas (0.3%)
50,000	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	50,909

Pharmaceuticals (0.2%)
30,000	Aristotle Holding, Inc., Guaranteed Notes, 2.10%, due 2/12/15	30,370	ñ

Pipelines (0.2%)
30,000	Trans-Canada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	29,939

Retail (0.4%)
55,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	59,389

Telecommunications (1.5%)
80,000	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	79,526
70,000	Telefonica Emisiones SAU, Guaranteed Notes, 2.58%, due 4/26/13	70,295
90,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	92,197
		242,018
	Total Corporate Debt Securities (Cost $1,878,547)	1,895,882

Asset-Backed Securities (4.6%)
91,635	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.39%, due 4/25/36	60,860	µ
124,245	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.37%, due 10/25/36	51,910	µ
72,262	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	72,471

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Balanced Portfolio cont’d
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

75,000	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	75,589
200,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.50%, due 2/25/37	75,988	µ
175,000	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	175,640
125,000	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	125,783
40,000	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	40,124
80,546	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.47%, due 1/25/36	61,382	µ
	Total Asset-Backed Securities (Cost $976,561)	739,747

NUMBER OF SHARES

Short-Term Investments (1.9%)
300,681	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $300,681)	300,681

	Total Investments (100.4%) (Cost $13,097,391)	16,168,337	##

	Liabilities, less cash, receivables and other assets [(0.4%)]	(67,059)

	Total Net Assets (100.0%)	$16,101,278

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (99.2%)

Aerospace & Defense (1.9%)
1,900	BE Aerospace	88,293	*
1,250	HEICO Corp.	64,488
		152,781

Auto Components (1.7%)
800	BorgWarner, Inc.	67,472	*
3,000	Gentex Corp.	73,500
		140,972

Beverages (0.5%)

700	Beam Inc.	40,999
Biotechnology (2.8%)
1,700	Alexion Pharmaceuticals	157,862	*
750	Cepheid, Inc.	31,373	*
800	Cubist Pharmaceuticals	34,600	*
		223,835

Building Products (0.5%)
2,000	Fortune Brands Home & Security	44,140	*

Capital Markets (1.9%)
1,000	Affiliated Managers Group	111,810	*
1,200	Raymond James Financial	43,836
		155,646

Chemicals (3.2%)
1,500	Airgas, Inc.	133,455
1,100	Ashland Inc.	67,166
750	Sigma-Aldrich	54,795
		255,416

Commercial Services & Supplies (1.6%)
1,500	Stericycle, Inc.	125,460	*

Communications Equipment (1.9%)
650	F5 Networks	87,724	*
1,750	Finisar Corp.	35,263	*
2,000	JDS Uniphase	28,980	*
		151,967

Containers & Packaging (0.6%)
750	Rock-Tenn Class A	50,670

Diversified Financial Services (1.3%)
750	IntercontinentalExchange Inc.	103,065	*

Electrical Equipment (4.1%)
2,500	AMETEK, Inc.	121,275
1,250	Roper Industries	123,950
2,500	Sensata Technologies Holding	83,700	*
		328,925

Electronic Equipment, Instruments & Components (2.1%)
1,250	National Instruments	35,650
2,500	Trimble Navigation	136,050	*
		171,700

Energy Equipment & Services (3.5%)
750	Cameron International	39,623	*
300	CARBO Ceramics	31,635
700	Core Laboratories	92,099
1,500	Oil States International	117,090	*
		280,447

Food & Staples Retailing (1.6%)
650	PriceSmart, Inc.	47,327
1,000	Whole Foods Market	83,200
		130,527

Food Products (1.0%)
1,000	Mead Johnson Nutrition	82,480

Health Care Equipment & Supplies (3.9%)
850	Edwards Lifesciences	61,821	*
150	Intuitive Surgical	81,262	*
1,500	Masimo Corp.	35,070	*
3,000	NxStage Medical	57,810	*
2,700	Volcano Corp.	76,545	*
		312,508

Health Care Providers & Services (3.3%)
1,500	Catalyst Health Solutions	95,595	*
750	DaVita, Inc.	67,628	*
3,250	HMS Holdings	101,432	*
		264,655

Health Care Technology (2.8%)
2,000	Cerner Corp.	152,320	*
1,000	SXC Health Solutions	74,960	*
		227,280

Hotels, Restaurants & Leisure (2.0%)
1,750	Arcos Dorados Holdings Class A	31,658
200	Chipotle Mexican Grill	83,600	*
850	Starwood Hotels & Resorts Worldwide	47,948
		163,206

Household Products (1.1%)
1,800	Church & Dwight	88,542

Internet Software & Services (1.9%)
800	Liquidity Services	35,840	*
2,000	Rackspace Hosting	115,580	*
		151,420

IT Services (3.7%)
400	Alliance Data Systems	50,384	*
1,250	Cognizant Technology Solutions Class A	96,187	*
2,900	VeriFone Systems	150,423	*
		296,994

Life Science Tools & Services (0.9%)
750	Waters Corp.	69,495	*

Machinery (4.1%)
800	Cummins Inc.	96,032
3,000	Donaldson Co.	107,190
500	Joy Global	36,750
1,550	Pall Corp.	92,426
		332,398

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Growth Portfolio cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Media (1.5%)
1,500	AMC Networks Class A	66,945	*
1,000	Discovery Communications Class A	50,600	*
		117,545

Multiline Retail (2.4%)
1,500	Dollar Tree	141,735	*
1,000	Nordstrom, Inc.	55,720
		197,455

Oil, Gas & Consumable Fuels (4.4%)
2,250	Cabot Oil & Gas	70,132
1,000	Concho Resources	102,080	*
3,500	Denbury Resources	63,805	*
1,250	Oasis Petroleum	38,538	*
1,150	SM Energy	81,385
		355,940

Pharmaceuticals (2.3%)
1,000	Medicis Pharmaceutical Class A	37,590
900	Perrigo Co.	92,979
1,000	Salix Pharmaceuticals	52,500	*
		183,069

Professional Services (1.8%)
400	Advisory Board	35,448	*
2,400	Verisk Analytics Class A	112,728	*
		148,176

Real Estate Management & Development (1.0%)
1,000	Jones Lang LaSalle	83,310

Road & Rail (1.3%)
2,000	J.B. Hunt Transport Services	108,740

Semiconductors & Semiconductor Equipment (3.9%)
1,750	Altera Corp.	69,685
3,200	Avago Technologies	124,704
2,250	Cavium Inc.	69,615	*
1,250	Microchip Technology	46,500
		310,504

Software (10.3%)
1,800	ANSYS, Inc.	117,036	*
1,500	Ariba Inc.	49,065	*
1,650	Check Point Software Technologies	105,336	*
1,500	Citrix Systems	118,365	*
1,550	Informatica Corp.	81,995	*
1,650	MICROS Systems	91,228	*
2,750	QLIK Technologies	88,000	*
1,000	Red Hat	59,890	*
500	Salesforce.com, Inc.	77,255	*
1,000	Solera Holdings	45,890
		834,060

Specialty Retail (8.5%)
1,600	Bed Bath & Beyond	105,232	*
2,100	Dick's Sporting Goods	100,968
1,250	DSW Inc. Class A	68,462
1,500	O'Reilly Automotive	137,025	*
2,400	Ross Stores	139,440
1,000	Tractor Supply	90,560
1,500	Urban Outfitters	43,665	*
		685,352

Textiles, Apparel & Luxury Goods (2.4%)
1,300	Coach, Inc.	100,464
1,000	PVH Corp.	89,330
		189,794

Trading Companies & Distributors (2.9%)
2,800	Fastenal Co.	151,480
1,000	MSC Industrial Direct Class A	83,280
		234,760

Wireless Telecommunication Services (2.6%)
1,500	Crown Castle International	80,010	*
2,500	SBA Communications Class A	127,025	*
		207,035

Total Common Stocks (Cost $4,851,736)		8,001,268

Short-Term Investments (0.0%)
2	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2)	2

Total Investments (99.2%) (Cost $4,851,738)		8,001,270	##

Cash, receivables and other assets, less liabilities (0.8%)		61,201

Total Net Assets (100.0%)		$ 8,062,471

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Guardian Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (98.3%)

Beverages (5.7%)
39,615	Anheuser-Busch InBev ADR	2,880,803
29,593	Coca-Cola	2,190,178
		5,070,981

Capital Markets (5.7%)
8,715	BlackRock, Inc.	1,785,704
115,365	Charles Schwab	1,657,795
56,840	Lazard Ltd. Class A	1,623,350
		5,066,849

Chemicals (2.0%)
28,160	Ecolab Inc.	1,738,035

Commercial Services & Supplies (2.8%)
82,921	Republic Services	2,534,066

Consumer Finance (2.1%)
32,800	American Express	1,897,808

Diversified Financial Services (2.0%)
3,085	CME Group	892,583
6,600	IntercontinentalExchange Inc.	906,972	*
		1,799,555

Electronic Equipment, Instruments & Components (5.8%)
34,358	Anixter International	2,491,986	*
93,787	National Instruments	2,674,805
		5,166,791

Energy Equipment & Services (5.8%)
40,610	Cameron International	2,145,426	*
42,962	Schlumberger Ltd.	3,004,333
		5,149,759

Food Products (3.1%)
50,655	McCormick & Company	2,757,152

Health Care Equipment & Supplies (6.9%)
34,420	C.R. Bard	3,397,942
49,616	Covidien PLC	2,713,003
		6,110,945

Household Products (3.8%)
50,866	Procter & Gamble	3,418,704

Industrial Conglomerates (8.0%)
30,844	3M Co.	2,751,593
77,336	Danaher Corp.	4,330,816
		7,082,409

Industrial Gases (2.0%)
15,343	Praxair, Inc.	1,758,921

Insurance (4.5%)
173,850	Progressive Corp.	4,029,843

Internet Software & Services (4.2%)
5,800	Google Inc. Class A	3,719,192	*

IT Services (2.0%)
4,155	MasterCard, Inc. Class A	1,747,344

Machinery (1.9%)
28,000	Pall Corp.	1,669,640

Media (6.0%)
59,515	Comcast Corp. Class A Special	1,756,288
72,889	Scripps Networks Interactive Class A	3,548,965
		5,305,253

Multiline Retail (2.9%)
44,565	Target Corp.	2,596,803

Oil, Gas & Consumable Fuels (7.8%)
151,829	BG Group	3,516,477
99,250	Newfield Exploration	3,441,990	*
		6,958,467

Pharmaceuticals (2.8%)
14,453	Roche Holding	2,515,305

Semiconductors & Semiconductor Equipment (8.5%)
92,914	Altera Corp.	3,699,835
113,983	Texas Instruments	3,830,969
		7,530,804

Trading Companies & Distributors (2.0%)
8,134	W.W. Grainger	1,747,265

Total Common Stocks (Cost $64,368,275)		87,371,891

Short-Term Investments (1.6%)
1,417,123	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $1,417,123)	1,417,123

Total Investments (99.9%) (Cost $65,785,398)		88,789,014	##

Cash, receivables and other assets, less liabilities (0.1%)		124,816

Total Net Assets (100.0%)		$ 88,913,830

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments International Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (95.8%)

Australia (1.9%)
6,890	CSL Ltd.	256,147
49,355	Imdex Ltd.	155,418
		411,565
Belgium (1.7%)
4,810	Colruyt SA	193,351
2,274	Anheuser-Busch InBev NV	166,139
		359,490
Canada (7.5%)
3,241	Cenovus Energy	116,649
11,402	Corus Entertainment, B Shares	271,490
5,800	Goldcorp Inc.	261,435
4,088	MacDonald, Dettwiler and Associates	186,152
5,300	Neo Material Technologies	59,618	*
21,700	New Gold	214,291	*
7,400	Peyto Exploration & Development	121,522
6,600	Silver Wheaton	218,886
3,712	Vermilion Energy	171,226
		1,621,269
Chile (1.1%)
4,010	Sociedad Quimica y Minera de Chile ADR, B Shares	235,267

China (2.3%)
218,500	China Liansu Group Holdings	138,716
3,850	China Mobile ADR	212,058
79,600	Dongfeng Motor Group, H Shares	143,505
		494,279
Denmark (3.1%)
2,010	Novo Nordisk A/S Class B	278,291
9,105	Sydbank A/S	165,634	*
3,846	Tryg A/S	216,857
		660,782
France (7.8%)
120,233	Alcatel-Lucent	273,405	*
2,315	Arkema SA	215,724
6,005	CFAO	258,046
3,655	Eutelsat Communications	135,126
1,150	LVMH Moet Hennessy Louis Vuitton	197,624
7,560	Rexel SA	166,618
5,351	Sodexo	439,331
		1,685,874
Germany (7.2%)
2,840	Brenntag AG	347,787
4,466	Deutsche Boerse	300,674
14,585	Deutsche Telekom	175,593
4,561	Fresenius Medical Care	323,251
1,846	Linde AG	331,264
2,700	NORMA Group	66,780	*
		1,545,349
Indonesia (0.4%)
129,000	Bank Mandiri	96,637

Ireland (0.6%)
5,225	DCC PLC	129,372

Japan (13.0%)
6,800	BRIDGESTONE Corp.	164,804
410	Jupiter Telecommunications	410,644
22,600	KANSAI PAINT	227,993
19	KDDI Corp.	123,040
59	Kenedix Realty Investment	216,340
10,700	Nihon Kohden	286,471
115	NTT DOCOMO	190,903
3,600	PIGEON Corp.	134,179
1,200	SMC Corp.	190,794
3,700	SOFTBANK Corp.	109,386	*
3,600	SUGI HOLDINGS	110,083
9,200	Sundrug Co.	284,548
7,900	TOYOTA MOTOR	340,739
		2,789,924
Korea (3.4%)
1,122	Hyundai Mobis	283,706
450	Samsung Electronics GDR	254,475
2,600	Shinhan Financial Group ADR	200,460
		738,641
Netherlands (6.4%)
3,677	Akzo Nobel	217,101
7,740	Imtech NV	247,438
18,545	Koninklijke Ahold	256,981
3,438	Nutreco NV	247,237
2,642	Sligro Food Group	85,836
9,511	Unilever NV	323,653
		1,378,246
Norway (2.0%)
16,991	DnB ASA	218,401
26,059	ProSafe SE	207,200
		425,601
Russia (0.4%)
685	NovaTek OAO GDR	92,818

Singapore (0.8%)
12,000	United Overseas Bank	175,172

Sweden (2.8%)
2,790	Axfood AB	100,284
4,238	Elekta AB	214,533
10,955	Nordea Bank	99,601
18,610	Telefonaktiebolaget LM Ericsson, B Shares	192,829
		607,247

Switzerland (11.4%)
1,109	Bucher Industries	235,019
6,128	Credit Suisse Group	174,669	*
284	Givaudan SA	273,712	*
4,089	Nestle SA	257,289
3,592	Novartis AG	198,800

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments International Portfolio cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

1,951	Roche Holding	339,539
172	SGS SA	334,587
108	Sika AG	233,779
2,895	Sulzer AG	411,464
		2,458,858

Turkey (0.5%)
145,718	Sinpas Gayrimenkul Yatirim Ortakligi	110,374

United Kingdom (21.5%)
44,129	Amlin PLC	232,787
11,735	BG Group	271,792
4,810	BHP Billiton	146,755
18,812	Bunzl PLC	302,102
37,930	Chemring Group	247,227
19,755	Diploma PLC	142,192
14,338	Experian PLC	223,488
4,296	Fidessa Group	113,723
23,590	ICAP PLC	148,212
24,048	Informa PLC	169,822
66,417	Mitie Group	296,924
7,135	Petrofac Ltd.	198,576
24,459	Reed Elsevier	217,128
3,000	Rio Tinto ADR	166,770
58,280	RPS Group	221,022
10,049	Subsea 7	266,103	*
16,285	Synergy Health	221,146
9,918	Tullow Oil	242,241
181,887	Vodafone Group	500,979
8,400	Willis Group Holdings	293,832
		4,622,821

Total Common Stocks (Cost $18,854,792)		20,639,586

Rights (0.0%)

Belgium (0.0%)
112,269	Anheuser-Busch InBev VVPR Strip (Cost $43)	449	*^^

Short-Term Investments (3.4%)
735,194	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $735,194)	735,194

Total Investments (99.2%) (Cost $19,590,029)		21,375,229	##

Cash, receivables and other assets, less liabilities (0.8%)		161,924

Total Net Assets (100.0%)		$ 21,537,153

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL PORTFOLIO (UNAUDITED)

Industry	Value†	Percentage of Net Assets
Chemicals	$1,794,458	8.4%
Media	1,204,210	5.6%
Metals & Mining	1,163,555	5.4%
Wireless Telecommunication Services	1,136,366	5.3%
Food & Staples Retailing	1,031,083	4.8%
Oil, Gas & Consumable Fuels	1,016,248	4.7%
Commercial Banks	955,905	4.5%
Machinery	904,057	4.2%
Food Products	828,179	3.8%
Pharmaceuticals	816,630	3.8%
Trading Companies & Distributors	816,507	3.8%
Insurance	743,476	3.5%
Energy Equipment & Services	671,879	3.1%
Professional Services	558,075	2.6%
Health Care Providers & Services	544,397	2.5%
Commercial Services & Supplies	517,946	2.4%
Health Care Equipment & Supplies	501,004	2.3%
Automobiles	484,244	2.2%
Communications Equipment	466,234	2.2%
Auto Components	448,510	2.1%
Hotels, Restaurants & Leisure	439,331	2.0%
Real Estate Investment Trusts	326,714	1.5%
Capital Markets	322,881	1.5%
Diversified Financial Services	300,674	1.4%
Software	299,875	1.4%
Distributors	258,046	1.2%
Biotechnology	256,147	1.2%
Semiconductors & Semiconductor Equipment	254,475	1.2%
Construction & Engineering	247,438	1.1%
Aerospace & Defense	247,227	1.1%
Textiles, Apparel & Luxury Goods	197,624	0.9%
Diversified Telecommunication Services	175,593	0.8%
Beverages	166,588	0.8%
Electronic Equipment, Instruments & Components	142,192	0.7%
Building Products	138,716	0.6%
Household Products	134,179	0.6%
Industrial Conglomerates	129,372	0.6%
Short-Term Investments and Other Assets-Net	897,118	4.2%

	$21,537,153	100.0%

MARCH 31, 2012

Schedule of Investments Large Cap Value Portfoliob
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (96.4%)

Aerospace & Defense (0.6%)
5,747	Boeing Co.	427,404

Air Freight & Logistics (1.2%)
10,320	United Parcel Service Class B	833,030

Airlines (0.6%)
49,047	Southwest Airlines	404,147

Automobiles (1.0%)
30,621	Ford Motor	382,456
12,020	General Motors	308,313	*
		690,769

Biotechnology (1.0%)
10,201	Amgen Inc.	693,566

Capital Markets (6.7%)
31,779	Bank of New York Mellon	766,827
15,814	Goldman Sachs Group	1,966,787
19,250	Invesco Ltd.	513,398
29,569	Morgan Stanley	580,735
17,526	State Street	797,433
		4,625,180

Chemicals (2.9%)
11,145	LyondellBasell Industries	486,479
19,145	Monsanto Co.	1,527,005
		2,013,484

Commercial Banks (8.2%)
29,857	Fifth Third Bancorp	419,491
7,195	PNC Financial Services Group	464,006
86,365	Regions Financial	569,145
28,295	U.S. Bancorp	896,386
74,052	Wells Fargo	2,528,135
35,205	Zions Bancorp	755,499
		5,632,662

Communications Equipment (1.8%)
60,409	Cisco Systems	1,277,650

Computers & Peripherals (1.9%)
35,670	Hewlett-Packard	850,016
9,162	SanDisk Corp.	454,344	*
		1,304,360

Construction & Engineering (0.3%)
3,730	Fluor Corp.	223,949

Diversified Financial Services (11.3%)
178,702	Bank of America	1,710,178
63,950	Citigroup Inc.	2,337,373
2,608	CME Group	754,573
52,176	J.P. Morgan Chase	2,399,052
14,720	Moody's Corp.	619,712
		7,820,888

Diversified Telecommunication Services (2.9%)
54,567	AT&T Inc.	1,704,128
8,658	Verizon Communications	330,995
		2,035,123

Electric Utilities (1.8%)
25,804	Exelon Corp.	1,011,775
4,474	FirstEnergy Corp.	203,970
		1,215,745

Energy Equipment & Services (2.7%)
13,135	Cameron International	693,922	*
3,021	Diamond Offshore Drilling	201,652
13,905	Schlumberger Ltd.	972,376
		1,867,950

Food & Staples Retailing (2.2%)
42,529	Kroger Co.	1,030,477
7,904	Wal-Mart Stores	483,725
		1,514,202

Food Products (0.5%)
10,984	Archer-Daniels-Midland	347,753

Health Care Equipment & Supplies (2.3%)
28,897	Boston Scientific	172,804	*
21,016	Medtronic, Inc.	823,617
8,897	Zimmer Holdings	571,899
		1,568,320

Health Care Providers & Services (2.2%)
23,555	Aetna Inc.	1,181,519
59,447	Tenet Healthcare	315,663	*
		1,497,182

Hotels, Restaurants & Leisure (0.7%)
16,075	Carnival Corp.	515,686

Household Durables (0.3%)
14,451	D.R. Horton	219,222

Household Products (1.1%)
7,670	Colgate-Palmolive	749,973

Industrial Conglomerates (2.0%)
68,843	General Electric	1,381,679

Insurance (5.3%)
13,494	AFLAC, Inc.	620,589
16,743	American International Group	516,186	*
7,260	Berkshire Hathaway Class B	589,149	*
15,744	Lincoln National	415,012
11,094	MetLife, Inc.	414,361
9,910	Reinsurance Group of America	589,348
8,250	Travelers Cos	488,400
		3,633,045

Internet Software & Services (1.1%)
1,165	Google Inc. Class A	747,045	*

Machinery (2.2%)
2,332	Caterpillar Inc.	248,405
5,739	Cummins Inc.	688,909
7,896	Joy Global	580,356
		1,517,670

Media (3.6%)
23,021	Comcast Corp. Class A	690,860
24,438	News Corp. Class B	488,271

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Large Cap Value Portfoliob cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

23,112	Time Warner	872,478
9,601	Walt Disney	420,332
		2,471,941

Metals & Mining (2.0%)
19,172	Freeport-McMoRan Copper & Gold	729,303
12,707	Newmont Mining	651,488
		1,380,791

Multi-Utilities (1.8%)
9,466	Dominion Resources	484,754
12,169	Sempra Energy	729,653
		1,214,407

Multiline Retail (1.1%)
13,147	Target Corp.	766,076

Oil, Gas & Consumable Fuels (9.8%)
10,834	Anadarko Petroleum	848,736
5,699	Apache Corp.	572,408
14,139	Chevron Corp.	1,516,266
8,267	Devon Energy	587,949
13,961	Exxon Mobil	1,210,838
9,402	Hess Corp.	554,248
4,105	Occidental Petroleum	390,919
18,446	Range Resources	1,072,450
		6,753,814

Pharmaceuticals (6.9%)
23,431	Johnson & Johnson	1,545,509
18,066	Merck & Co.	693,734
111,184	Pfizer Inc.	2,519,430
		4,758,673

Road & Rail (0.6%)
6,230	Norfolk Southern	410,121

Semiconductors & Semiconductor Equipment (3.2%)
61,940	Intel Corp.	1,741,134
8,124	KLA-Tencor	442,108
		2,183,242

Software (2.3%)
36,345	Microsoft Corp.	1,172,126
23,584	Symantec Corp.	441,021	*
		1,613,147

Specialty Retail (0.3%)
6,400	Urban Outfitters	186,304	*

Total Common Stocks (Cost $57,568,604)		66,496,200

Exchange Traded Funds (0.8%)
37,498	UltraShort S&P500 ProShares (Cost $655,695)	565,845	*

Short-Term Investments (0.0%)
2	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2)	2

Total Investments (97.2%) (Cost $58,224,301)		67,062,047	##

Cash, receivables and other assets, less liabilities (2.8%)		1,947,608

Total Net Assets (100.0%)		$ 69,009,655

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (98.8%)

Aerospace & Defense (2.7%)
75,000	BE Aerospace	3,485,250	*
49,000	HEICO Corp.	2,527,910
20,000	Precision Castparts	3,458,000
		9,471,160

Auto Components (1.6%)
35,000	BorgWarner, Inc.	2,951,900	*
110,000	Gentex Corp.	2,695,000
		5,646,900

Beverages (0.4%)
26,500	Beam Inc.	1,552,105

Biotechnology (3.1%)
80,000	Alexion Pharmaceuticals	7,428,800	*
32,500	Cepheid, Inc.	1,359,475	*
42,500	Cubist Pharmaceuticals	1,838,125	*
		10,626,400

Building Products (0.6%)
90,000	Fortune Brands Home & Security	1,986,300	*

Capital Markets (1.8%)
37,900	Affiliated Managers Group	4,237,599	*
50,000	Raymond James Financial	1,826,500
		6,064,099

Chemicals (3.0%)
60,000	Airgas, Inc.	5,338,200
47,500	Ashland Inc.	2,900,350
27,300	Sigma-Aldrich	1,994,538
		10,233,088

Commercial Services & Supplies (1.7%)
70,000	Stericycle, Inc.	5,854,800	*

Communications Equipment (1.9%)
27,500	F5 Networks	3,711,400	*
75,000	Finisar Corp.	1,511,250	*
100,000	JDS Uniphase	1,449,000	*
		6,671,650

Containers & Packaging (0.6%)
32,500	Rock-Tenn Class A	2,195,700

Diversified Financial Services (1.2%)
29,400	IntercontinentalExchange Inc.	4,040,148	*

Electrical Equipment (3.9%)
100,900	AMETEK, Inc.	4,894,659
51,500	Roper Industries	5,106,740
100,000	Sensata Technologies Holding	3,348,000	*
		13,349,399

Electronic Equipment, Instruments & Components (2.6%)
50,000	National Instruments	1,426,000
110,500	Trimble Navigation	6,013,410	*
40,000	Universal Display	1,461,200	*
		8,900,610

Energy Equipment & Services (3.8%)
30,000	Cameron International	1,584,900	*
15,000	CARBO Ceramics	1,581,750
30,500	Core Laboratories	4,012,885
30,000	Oceaneering International	1,616,700
57,500	Oil States International	4,488,450	*
		13,284,685

Food & Staples Retailing (1.5%)
27,500	PriceSmart, Inc.	2,002,275
36,800	Whole Foods Market	3,061,760
		5,064,035

Food Products (1.2%)
50,000	Mead Johnson Nutrition	4,124,000

Health Care Equipment & Supplies (3.6%)
37,500	Edwards Lifesciences	2,727,375	*
6,000	Intuitive Surgical	3,250,500	*
60,000	Masimo Corp.	1,402,800	*
115,900	NxStage Medical	2,233,393	*
105,700	Volcano Corp.	2,996,595	*
		12,610,663

Health Care Providers & Services (3.5%)
67,500	Catalyst Health Solutions	4,301,775	*
32,000	DaVita, Inc.	2,885,440	*
160,000	HMS Holdings	4,993,600	*
		12,180,815

Health Care Technology (2.5%)
75,000	Cerner Corp.	5,712,000	*
41,500	SXC Health Solutions	3,110,840	*
		8,822,840

Hotels, Restaurants & Leisure (2.0%)
100,000	Arcos Dorados Holdings Class A	1,809,000
8,000	Chipotle Mexican Grill	3,344,000	*
33,500	Starwood Hotels & Resorts Worldwide	1,889,735
		7,042,735

Household Products (1.0%)
70,000	Church & Dwight	3,443,300

Internet Software & Services (1.7%)
36,600	Liquidity Services	1,639,680	*
75,000	Rackspace Hosting	4,334,250	*
		5,973,930

IT Services (3.4%)
15,000	Alliance Data Systems	1,889,400	*
52,500	Cognizant Technology Solutions Class A	4,039,875	*
110,000	VeriFone Systems	5,705,700	*
		11,634,975

Life Science Tools & Services (0.8%)
30,500	Waters Corp.	2,826,130	*

Machinery (3.8%)
27,500	Cummins Inc.	3,301,100

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Mid Cap Growth Portfolio cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

120,000	Donaldson Co.	4,287,600
24,000	Joy Global	1,764,000
65,000	Pall Corp.	3,875,950
		13,228,650

Media (1.4%)
65,000	AMC Networks Class A	2,900,950	*
40,000	Discovery Communications Class A	2,024,000	*
		4,924,950

Multiline Retail (2.4%)
70,000	Dollar Tree	6,614,300	*
33,400	Nordstrom, Inc.	1,861,048
		8,475,348

Oil, Gas & Consumable Fuels (4.4%)
105,000	Cabot Oil & Gas	3,272,850
47,500	Concho Resources	4,848,800	*
125,000	Denbury Resources	2,278,750	*
55,000	Oasis Petroleum	1,695,650	*
45,000	SM Energy	3,184,650
		15,280,700

Pharmaceuticals (2.4%)
41,500	Medicis Pharmaceutical Class A	1,559,985
36,000	Perrigo Co.	3,719,160
55,000	Salix Pharmaceuticals	2,887,500	*
		8,166,645

Professional Services (1.9%)
22,500	Advisory Board	1,993,950	*
96,100	Verisk Analytics Class A	4,513,817	*
		6,507,767

Real Estate Management & Development (1.1%)
47,500	Jones Lang LaSalle	3,957,225

Road & Rail (1.2%)
75,000	J.B. Hunt Transport Services	4,077,750

Semiconductors & Semiconductor Equipment (3.9%)
80,000	Altera Corp.	3,185,600
140,300	Avago Technologies	5,467,491
93,500	Cavium Inc.	2,892,890	*
50,000	Microchip Technology	1,860,000
		13,405,981

Software (9.5%)
69,000	ANSYS, Inc.	4,486,380	*
70,000	Ariba Inc.	2,289,700	*
57,600	Check Point Software Technologies	3,677,184	*
52,800	Citrix Systems	4,166,448	*
65,000	Informatica Corp.	3,438,500	*
65,000	MICROS Systems	3,593,850	*
100,000	QLIK Technologies	3,200,000	*
46,500	Red Hat	2,784,885	*
20,000	Salesforce.com, Inc.	3,090,200	*
47,500	Solera Holdings	2,179,775
		32,906,922

Specialty Retail (8.1%)
78,800	Bed Bath & Beyond	5,182,676	*
86,700	Dick's Sporting Goods	4,168,536
42,500	DSW Inc. Class A	2,327,725
53,900	O'Reilly Automotive	4,923,765	*
105,600	Ross Stores	6,135,360
40,000	Tractor Supply	3,622,400
60,000	Urban Outfitters	1,746,600	*
		28,107,062

Textiles, Apparel & Luxury Goods (2.7%)
50,000	Coach, Inc.	3,864,000
45,000	PVH Corp.	4,019,850
51,000	Vera Bradley	1,539,690	*
		9,423,540

Trading Companies & Distributors (3.2%)
145,000	Fastenal Co.	7,844,500
39,200	MSC Industrial Direct Class A	3,264,576
		11,109,076

Wireless Telecommunication Services (2.7%)
65,000	Crown Castle International	3,467,100	*
117,100	SBA Communications Class A	5,949,851	*
		9,416,951
Total Common Stocks (Cost $215,730,913)		342,589,034

Short-Term Investments (1.1%)
3,809,062	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $3,809,062)	3,809,062

Total Investments (99.9%) (Cost $219,539,975)		346,398,096	##

Cash, receivables and other assets, less liabilities (0.1%)		424,555

Total Net Assets (100.0%)		$ 346,822,651

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Mid Cap Intrinsic Value Portfolioc
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (98.9%)

Aerospace & Defense (4.8%)
45,900	General Dynamics	3,368,142
51,400	Rockwell Collins	2,958,584
		6,326,726

Beverages (2.4%)
131,900	Constellation Brands Class A	3,111,521	*

Capital Markets (2.1%)
60,200	State Street	2,739,100

Chemicals (2.5%)
170,700	Akzo Nobel ADR	3,349,134

Commercial Banks (4.2%)
52,800	BB&T Corp.	1,657,392
53,400	Comerica Inc.	1,728,024
335,200	Huntington Bancshares	2,162,040
		5,547,456

Commercial Services & Supplies (10.6%)
98,900	Avery Dennison	2,979,857
95,400	Brink`s Co.	2,277,198
132,700	Corrections Corporation of America	3,624,037	*
139,500	Covanta Holding	2,264,085
93,100	Republic Services	2,845,136
		13,990,313

Communications Equipment (2.1%)
55,000	Motorola Solutions	2,795,650

Construction & Engineering (1.2%)
45,900	KBR, Inc.	1,631,745

Electric Utilities (2.0%)
167,200	NV Energy	2,695,264

Electronic Equipment, Instruments & Components (2.5%)
31,600	Dolby Laboratories Class A	1,202,696	*
294,300	Flextronics International	2,127,789	*
		3,330,485

Energy Equipment & Services (0.9%)
25,300	Dresser-Rand Group	1,173,667	*

Food & Staples Retailing (6.4%)
92,200	CVS Caremark	4,130,560
210,200	Safeway Inc.	4,248,142
		8,378,702

Health Care Equipment & Supplies (4.8%)
49,800	Covidien PLC	2,723,064
57,100	Zimmer Holdings	3,670,388
		6,393,452

Health Care Providers & Services (2.6%)
31,300	Cardinal Health	1,349,343
60,100	Omnicare, Inc.	2,137,757
		3,487,100

Hotels, Restaurants & Leisure (1.7%)
48,500	Wyndham Worldwide	2,255,735

Industrial Conglomerates (2.5%)
58,800	Tyco International	3,303,384

IT Services (6.8%)
80,300	Amdocs Ltd.	2,535,874	*
120,500	Fidelity National Information Services	3,990,960
141,800	Western Union	2,495,680
		9,022,514

Machinery (5.0%)
39,500	Ingersoll-Rand PLC	1,633,325
108,300	ITT Corp.	2,484,402
61,500	Navistar International	2,487,675	*
		6,605,402

Media (4.4%)
182,900	Cablevision Systems Class A	2,684,972
125,100	Virgin Media	3,124,998
		5,809,970

Metals & Mining (0.5%)
48,378	SunCoke Energy	687,451	*

Multi-Utilities (4.3%)
174,300	CenterPoint Energy	3,437,196
37,000	Sempra Energy	2,218,520
		5,655,716

Multiline Retail (1.5%)
40,200	Kohl's Corp.	2,011,206

Oil, Gas & Consumable Fuels (3.1%)
93,200	Southwestern Energy	2,851,920	*
33,700	Sunoco, Inc.	1,285,655
		4,137,575

Personal Products (1.3%)
88,400	Avon Products	1,711,424

Pharmaceuticals (2.3%)
81,600	Hospira, Inc.	3,051,024	*

Real Estate Investment Trusts (1.1%)
67,500	Starwood Property Trust	1,418,850

Semiconductors & Semiconductor Equipment (1.2%)
103,100	Freescale Semiconductor Holdings	1,586,709	*

Software (3.5%)
39,400	BMC Software	1,582,304	*
163,200	Symantec Corp.	3,051,840	*
		4,634,144

Specialty Retail (7.5%)
152,800	Best Buy	3,618,304
226,900	Chico's FAS	3,426,190
175,800	Staples, Inc.	2,844,444
		9,888,938

Thrifts & Mortgage Finance (3.1%)
57,900	BankUnited	1,447,500

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Mid Cap Intrinsic Value Portfolioc cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

195,900	People's United Financial	2,593,716
		4,041,216

Total Common Stocks (Cost $115,360,133)		130,771,573

Short-Term Investments (1.0%)
1,298,479	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,298,479)	1,298,479

Total Investments (99.9%) (Cost $116,658,612)		132,070,052	##

Cash, receivables and other assets, less liabilities (0.1%)		76,938

Total Net Assets (100.0%)		$ 132,146,990

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Short Duration Bond Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (13.6%)
3,500,000	U.S. Treasury Notes, 0.75%, due 5/31/12	3,503,556
9,875,000	U.S. Treasury Notes, 0.38%, due 8/31/12	9,883,868
19,680,000	U.S. Treasury Notes, 2.13%, due 11/30/14	20,533,305
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $33,961,656)	33,920,729

U.S. Government Agency Securities (1.4%)
3,450,000	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.69%, due 6/15/12 (Cost $3,450,000)	3,453,781	µ@

Mortgage-Backed Securities (33.3%)

Adjustable Alt-B Mixed Balance (0.4%)
1,194,354	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.74%, due 7/25/35	955,413	µ

Adjustable Jumbo Balance (2.0%)
3,317,493	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 3.10%, due 4/19/36	2,318,589	µ
2,636,055	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.59%, due 12/25/34	2,608,930	µ
		4,927,519
Adjustable Mixed Balance (2.3%)
3,212,638	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.68%, due 9/20/36	1,589,899	µ
2,098,657	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.99%, due 5/25/34	1,825,183	µ
2,608,388	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.62%, due 11/25/35	2,077,714	µ
522,200	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.37%, due 6/19/34	424,767	µ
		5,917,563
Commercial Mortgage-Backed (20.9%)
5,862,305	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	6,004,014
2,450,000	Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class A2, 5.92%, due 3/15/49	2,582,962	µ
616,094	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.54%, due 1/15/46	633,704	µ
4,650,000	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	4,692,622
2,633,840	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	2,745,007
4,681,981	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	4,722,626	ñ
4,225,000	LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class C, 5.19%, due 7/15/37	4,388,246	µ
2,803,159	Morgan Stanley Capital I, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	2,868,545	ñ
5,097,709	Morgan Stanley Capital I, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	5,218,117
1,999,000	Prudential Commercial Mortgage Trust, Ser. 2003-PWR1, Class A2, 4.49%, due 2/11/36	2,046,630
7,250,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C6, Class D, 5.13%, due 8/15/35	7,515,538	µ
1,213,845	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A1, 4.24%, due 10/15/35	1,221,186	ñ
4,220,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.46%, due 12/15/44	4,264,002	µ

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Short Duration Bond Portfolio cont’d
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

3,150,721	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	3,218,395	ñ
		52,121,594
Mortgage-Backed Non-Agency (1.9%)
1,113,122	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	1,147,318	ñ
2,855,384	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	2,974,445	ñ
574,047	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	615,711	ñ
		4,737,474

Fannie Mae (3.1%)
761,265	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.46%, due 9/26/33	750,789	µ
6,599,289	Pass-Through Certificates,, 4.50%, due 5/1/41	7,029,407
		7,780,196

Freddie Mac (2.7%)
6,272,046	Pass-Through Certificates, 4.50%, due 11/1/39	6,654,375
9,256	Pass-Through Certificates, 10.00%, due 4/1/20	9,285
		6,663,660
	Total Mortgage-Backed Securities (Cost $86,738,201)	83,103,419

Corporate Debt Securities (36.4%)

Banks (9.3%)
3,130,000	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	3,129,430
4,250,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.25%, due 10/15/13	4,448,738
6,300,000	JPMorgan Chase & Co., Unsecured Medium-Term Notes, 1.88%, due 3/20/15	6,316,084
2,975,000	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	3,113,775
6,000,000	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	6,066,864
		23,074,891

Beverages (1.6%)
3,350,000	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	3,581,174
475,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 1.50%, due 7/14/14	481,970
		4,063,144

Computers (2.0%)
5,050,000	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	5,065,453

Diversified Financial Services (9.1%)
4,240,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	4,458,729
2,165,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.65%, due 4/1/14	2,206,126
875,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	882,150
1,760,000	ERAC USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	1,771,301	ñ
6,500,000	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	7,144,364
4,075,000	Merrill Lynch & Co., Inc., Senior Unsecured Medium-Term Notes, Ser. C, 6.05%, due 8/15/12	4,145,779
1,980,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	1,979,659
		22,588,108

Food (0.7%)
1,720,000	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	1,734,811

Insurance (0.5%)
1,310,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	1,330,499

Iron - Steel (0.2%)
515,000	ArcelorMittal, Senior Unsecured Notes, 3.75%, due 2/25/15	523,381

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Short Duration Bond Portfolio cont’d
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

Media (4.5%)
3,250,000	DIRECTTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	3,532,552
3,430,000	NBC Universal Media LLC, Senior Unsecured Notes, 2.10%, due 4/1/14	3,502,750
4,240,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	4,288,417
		11,323,719

Mining (1.3%)
1,280,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	1,288,868
1,995,000	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes, 1.40%, due 2/13/15	1,987,431
		3,276,299

Office-Business Equipment (1.2%)
2,990,000	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	3,005,240

Pharmaceuticals (0.6%)
1,555,000	Aristotle Holding, Inc., Guaranteed Notes, 2.10%, due 2/12/15	1,574,164	ñ

Pipelines (0.4%)
875,000	Trans-Canada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	873,219

Retail (1.3%)
3,100,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	3,347,386

Telecommunications (3.7%)
2,135,000	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	2,122,350
3,495,000	Telefonica Emisiones SAU, Guaranteed Notes, 2.58%, due 4/26/13	3,509,707
3,380,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.95%, due 3/28/14	3,462,529
		9,094,586
	Total Corporate Debt Securities (Cost $89,851,766)	90,874,900

Asset-Backed Securities (14.8%)
1,832,690	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.39%, due 4/25/36	1,217,201	µ
2,360,653	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.37%, due 10/25/36	986,297	µ
3,299,958	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	3,309,485
3,300,000	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	3,325,911
1,753,000	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.39%, due 11/25/36	770,160	µ
1,969,031	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.42%, due 2/25/36	1,667,799	µ
4,000,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.50%, due 2/25/37	1,519,764	µ
1,638,471	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.42%, due 6/25/36	1,343,622	µ
1,023,598	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.42%, due 8/25/36	865,295	µ
1,750,488	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.42%, due 9/25/36	1,455,019	µ
8,325,000	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	8,355,456
5,885,000	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	5,921,864
2,042,761	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 1.00%, due 7/13/46	0	aµ*
1,900,000	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	1,905,877
1,508,404	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.47%, due 1/25/36	1,149,517	µ
4,487,802	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.41%, due 6/25/36	2,973,043	µ
	Total Asset-Backed Securities (Cost $45,892,421)	36,766,310

NUMBER OF SHARES

Short-Term Investments (5.9%)
14,835,657	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $14,835,657)	14,835,657

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Short Duration Bond Portfolio cont’d
(Unaudited)

	VALUE($)	†

Total Investments (105.4%) (Cost $274,729,701)	262,954,796	##

Liabilities, less cash, receivables and other assets [(5.4%)]	(13,361,414)

Total Net Assets (100.0%)	$249,593,382

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Small Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (99.2%)

Aerospace & Defense (2.7%)
5,743	HEICO Corp.	296,281
2,800	Triumph Group	175,448
		471,729

Air Freight & Logistics (1.5%)
7,400	Hub Group Class A	266,622	*

Biotechnology (4.2%)
5,800	Cepheid, Inc.	242,614	*
5,800	Cubist Pharmaceuticals	250,850	*
21,100	Exact Sciences	235,476	*
		728,940

Chemicals (0.7%)
4,300	A. Schulman	116,186

Commercial Banks (1.7%)
8,300	Texas Capital Bancshares	287,346	*

Commercial Services & Supplies (4.0%)
21,500	Acco Brands	266,815	*
2,800	Clean Harbors	188,524	*
19,500	InnerWorkings, Inc.	227,175	*
		682,514

Communications Equipment (1.6%)
13,700	Finisar Corp.	276,055	*

Computers & Peripherals (1.3%)
7,600	Fusion-io Inc.	215,916	*

Consumer Finance (1.3%)
5,200	First Cash Financial Services	223,028	*

Diversified Consumer Services (1.1%)
3,800	Steiner Leisure	185,554	*

Diversified Telecommunication Services (1.1%)
16,400	Boingo Wireless	198,440	*

Electrical Equipment (1.2%)
3,200	Regal-Beloit	209,760

Energy Equipment & Services (3.5%)
5,800	Hornbeck Offshore Services	243,774	*
10,500	Key Energy Services	162,225	*
2,400	Lufkin Industries	193,560
		599,559

Food & Staples Retailing (3.0%)
4,700	Fresh Market	225,365	*
4,000	PriceSmart, Inc.	291,240
		516,605

Health Care Equipment & Supplies (6.7%)
9,300	Align Technology	256,215	*
7,400	Cyberonics, Inc.	282,162	*
4,300	MAKO Surgical	181,245	*
8,300	Masimo Corp.	194,054	*
8,300	Volcano Corp.	235,305	*
		1,148,981

Health Care Providers & Services (3.7%)
3,100	Air Methods	270,475	*
7,600	HMS Holdings	237,196	*
1,900	WellCare Health Plans	136,572	*
		644,243

Health Care Technology (2.0%)
4,600	SXC Health Solutions	344,816	*

Hotels, Restaurants & Leisure (4.8%)
5,800	Bally Technologies	271,150	*
55,000	Orient-Express Hotels Class A	561,000	*
		832,150

Internet Software & Services (3.7%)
5,500	DealerTrack Holdings	166,430	*
14,900	LivePerson, Inc.	249,873	*
3,700	Rackspace Hosting	213,823	*
		630,126

IT Services (4.4%)
10,600	CoreLogic, Inc.	172,992	*
12,700	Echo Global Logistics	204,470	*
11,700	InterXion Holding	210,015	*
11,100	ServiceSource International	171,828	*
		759,305

Machinery (4.6%)
9,300	Actuant Corp. Class A	269,607
3,800	Graco Inc.	201,628
11,500	Manitowoc Co.	159,390
7,300	Terex Corp.	164,250	*
		794,875

Oil, Gas & Consumable Fuels (4.9%)
7,900	Approach Resources	291,905	*
8,700	Energy XXI	314,157	*
4,900	Rosetta Resources	238,924	*
		844,986

Personal Products (1.3%)
3,800	Nu Skin Asia Pacific	220,058

Pharmaceuticals (1.4%)
20,400	Akorn, Inc.	238,680	*

Professional Services (1.2%)
5,500	Huron Consulting Group	206,580	*

Real Estate Management & Development (1.5%)
3,200	Jones Lang LaSalle	266,592

Road & Rail (1.5%)
5,400	Old Dominion Freight Line	257,418	*

Semiconductors & Semiconductor Equipment (2.7%)
7,100	Cavium Inc.	219,674	*
7,100	Volterra Semiconductor	244,347	*
		464,021

Software (13.5%)
12,700	Allot Communications	295,275	*
7,100	Ariba Inc.	232,241	*
5,600	CommVault Systems	277,984	*

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Small Cap Growth Portfolio cont’d
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

6,200	Concur Technologies	355,756	*
5,100	Imperva Inc.	199,665	*
5,600	NetSuite Inc.	281,624	*
11,000	PROS Holdings	205,700	*
6,500	Ultimate Software Group	476,320	*
		2,324,565

Specialty Retail (12.4%)
7,900	Cabela's Inc.	301,385	*
3,200	DSW Inc. Class A	175,264
3,400	Hibbett Sports	185,470	*
7,500	Lithia Motors Class A	196,500
4,800	Men's Wearhouse	186,096
7,700	Select Comfort	249,403	*
12,500	Sonic Automotive Class A	223,875
2,800	Tractor Supply	253,568
2,000	Ulta Salon, Cosmetics & Fragrance	185,780
4,000	Vitamin Shoppe	176,840	*
		2,134,181

Total Common Stocks (Cost $15,618,923)		17,089,831

Short-Term Investments (1.5%)
252,098	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $252,098)	252,098

Total Investments (100.7%) (Cost $15,871,021)		17,341,929	##

Liabilities, less cash, receivables and other assets [(0.7%)]		(127,995)

Total Net Assets (100.0%)		$ 17,213,934

See Notes to Schedule of Investments

MARCH 31, 2012

Schedule of Investments Socially Responsive Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Common Stocks (95.9%)

Capital Markets (5.7%)
19,970	BlackRock, Inc.	4,091,853
264,284	Charles Schwab	3,797,761
129,775	Lazard Ltd. Class A	3,706,374
		11,595,988
Chemicals (1.9%)
64,020	Ecolab Inc.	3,951,314

Commercial Services & Supplies (1.8%)
158,135	Herman Miller	3,630,780
Consumer Finance (2.1%)
74,640	American Express	4,318,670

Diversified Financial Services (2.0%)
7,100	CME Group	2,054,243
15,150	IntercontinentalExchange Inc.	2,081,913	*
		4,136,156
Electronic Equipment, Instruments & Components (5.5%)
73,885	Anixter International	5,358,879	*
206,570	National Instruments	5,891,376
		11,250,255
Food Products (7.7%)
34,255	J.M. Smucker	2,786,987
112,500	McCormick & Company	6,123,375
202,235	Unilever NV	6,882,057
		15,792,419
Health Care Equipment & Supplies (5.8%)
71,595	Becton, Dickinson & Co.	5,559,352
116,470	Covidien PLC	6,368,579
		11,927,931
Household Products (3.4%)
104,625	Procter & Gamble	7,031,846

Industrial Conglomerates (7.7%)
70,250	3M Co.	6,267,002
170,910	Danaher Corp.	9,570,960
		15,837,962

Industrial Gases (1.9%)
34,505	Praxair, Inc.	3,955,653

Insurance (4.3%)
379,410	Progressive Corp.	8,794,724

Internet Software & Services (4.1%)
13,200	Google Inc. Class A	8,464,368	*

IT Services (1.9%)
9,490	MasterCard, Inc. Class A	3,990,925

Machinery (2.0%)
69,350	Pall Corp.	4,135,341

Media (5.6%)
135,942	Comcast Corp. Class A Special	4,011,649
155,035	Scripps Networks Interactive Class A	7,548,654
		11,560,303

Multiline Retail (2.8%)
99,295	Target Corp.	5,785,920

Oil, Gas & Consumable Fuels (13.1%)
356,602	BG Group	8,259,178
90,550	Cimarex Energy	6,833,808
214,445	Newfield Exploration	7,436,953	*
44,325	Noble Energy	4,334,099
		26,864,038
Pharmaceuticals (4.6%)
27,766	Novo Nordisk A/S ADR	3,851,422
32,177	Roche Holding	5,599,874
		9,451,296
Professional Services (1.0%)
80,955	ICF International	2,053,828	*

Semiconductors & Semiconductor Equipment (8.3%)
213,615	Altera Corp.	8,506,150
252,925	Texas Instruments	8,500,809
		17,006,959
Specialty Chemicals (0.7%)
49,425	Novozymes A/S	1,439,477

Trading Companies & Distributors (2.0%)
18,590	W.W. Grainger	3,993,318

Total Common Stocks (Cost $159,450,745)		196,969,471

Short-Term Investments (4.4%)
9,097,323	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $9,097,323)	9,097,323

Principal Amount

Certificates of Deposit (0.1%)
$200,000	Self Help Credit Union, 0.75%, due 4/29/12 (Cost $200,000)	200,000	#

Total Investments (100.4%) (Cost $168,748,068)		206,266,794	##

Liabilities, less cash, receivables and other assets [(0.4%)]		(762,666)

Total Net Assets (100.0%)		$205,504,128

See Notes to Schedule of Investments

March 31, 2012 (UNAUDITED)

Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Balanced Portfolio (“Balanced”), Neuberger Berman Growth Portfolio (“Growth”), Neuberger Berman Guardian Portfolio (“Guardian”), Neuberger Berman International Portfolio (“International”), Neuberger Berman Large Cap Value Portfolio (“Large Cap Value”) (formerly, Partners Portfolio), Neuberger Berman Mid Cap Growth Portfolio (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”) (formerly, Regency Portfolio), Neuberger Berman Short Duration Bond Portfolio (“Short Duration Bond”), Neuberger Berman Small Cap Growth Portfolio (“Small Cap Growth”), and Neuberger Berman Socially Responsive Portfolio (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at market close.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of Deposit are valued at amortized cost. Investments in State Street Institutional Liquid Reserves Fund Institutional Class and State Street Institutional Treasury Money Market Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of March 31, 2012:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Balanced
Investments:
Common Stocks^	$9,600,191	$-	$-	$9,600,191
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	2,121,522	-	2,121,522
Mortgage-Backed Securities^	-	1,510,314	-	1,510,314
Corporate Debt Securities^	-	1,895,882	-	1,895,882
Asset-Backed Securities	-	739,747	-	739,747
Short-Term Investments	-	300,681	-	300,681
Total Investments	9,600,191	6,568,146	-	16,168,337
Growth
Investments:
Common Stocks^	8,001,268	-	-	8,001,268
Short-Term Investments	-	2	-	2
Total Investments	8,001,268	2	-	8,001,270
Guardian
Investments:
Common Stocks^	87,371,891	-	-	87,371,891
Short-Term Investments	-	1,417,123	-	1,417,123
Total Investments	87,371,891	1,417,123	-	88,789,014

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

International
Investments:
Common Stocks^	20,639,586	-	-	20,639,586
Rights^	449	-	-	449
Short-Term Investments	-	735,194	-	735,194
Total Investments	20,640,035	735,194	-	21,375,229
Large Cap Value
Investments:
Common Stocks^	66,496,200	-	-	66,496,200
Exchange Traded Funds	565,845	-	-	565,845
Short-Term Investments	-	2	-	2
Total Investments	67,062,045	2	-	67,062,047
Mid Cap Growth
Investments:
Common Stocks^	342,589,034	-	-	342,589,034
Short-Term Investments	-	3,809,062	-	3,809,062
Total Investments	342,589,034	3,809,062	-	346,398,096
Mid Cap Intrinsic Value
Investments:
Common Stocks^	130,771,573	-	-	130,771,573
Short-Term Investments	-	1,298,479	-	1,298,479
Total Investments	130,771,573	1,298,479	-	132,070,052
Short Duration Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	33,920,729	-	33,920,729
U.S. Government Agency Securities	-	3,453,781	-	3,453,781
Mortgage-Backed Securities^	-	83,103,419	-	83,103,419
Corporate Debt Securities^	-	90,874,900	-	90,874,900
Asset-Backed Securities	-	36,766,310	0	36,766,310
Short-Term Investments	-	14,835,657	-	14,835,657
Total Investments	-	262,954,796	0	262,954,796
Small Cap Growth
Investments:
Common Stocks^	17,089,831	-	-	17,089,831
Short-Term Investments	-	252,098	-	252,098
Total Investments	17,089,831	252,098	-	17,341,929
Socially Responsive
Investments:
Common Stocks^	196,969,471	-	-	196,969,471
Short-Term Investments	-	9,097,323	-	9,097,323
Certificates of Deposit	-	200,000	-	200,000
Total Investments	196,969,471	9,297,323	-	206,266,794

^	The Schedule of Investments (and Summary Schedule of Investments by Industry for International) provide information on the industry and/or country categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities:	Beginning balance, as of 1/1/12	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 3/31/12	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/12
Short Duration Bond
Asset-Backed Securities	$0	$-	$-	$-	$-	$-	$-	$0	$-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The Funds had no transfers between Levels 1 and 2 during the period ended March 31, 2012.
#
#	At cost, which approximates market value.

##	At March 31, 2012, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$13,146,267	$3,506,633	$484,563	$3,022,070
Growth	4,857,599	3,181,426	37,755	3,143,671
Guardian	66,139,766	22,830,915	181,667	22,649,248
International	19,854,937	2,417,406	897,114	1,520,292
Large Cap Value	58,999,476	8,970,234	907,663	8,062,571
Mid Cap Growth	220,140,593	128,649,412	2,391,909	126,257,503
Mid Cap Intrinsic Value	116,680,215	17,034,202	1,644,365	15,389,837
Short Duration Bond	276,625,157	1,000,629	14,670,990	(13,670,361)
Small Cap Growth	15,947,095	1,526,924	132,090	1,394,834
Socially Responsive	169,193,234	39,006,890	1,933,330	37,073,560

*	Security did not produce income during the last twelve months.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At March 31, 2012, these securities amounted to $422,381 or 2.6% of net assets for Balanced and $20,113,691 or 8.1% of net assets for Short Duration Bond.

a
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid.  At March 31, 2012, these securities amounted to approximately $0 or 0.0% of net assets for Short Duration Bond.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of March 31, 2012	Fair Value Percentage of Net Assets as of March 31, 2012
Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 1.00%, due 7/13/46	9/14/2007	$1,123,518	0.2%	$0	0.0%

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate.  These securities are shown at their current rates as of March 31, 2012, and their final maturity dates.

@
This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. At March 31, 2012, these securities amounted to $3,453,781 or 1.4% of net assets for Short Duration Bond.

^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

b	Effective May 1, 2012. Formerly Partners Portfolio through April 30, 2012.

c	Effective May 1, 2012. Formerly Regency Portfolio through April 30, 2012.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer
Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer
Date: May 29, 2012

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer
Date: May 29, 2012